Investment (Tables)	3 Months Ended
Sep. 30, 2023
Investment
Summary of Company's Investment in Aqualung

Changes in the Company’s Investment in Aqualung during the period ended September 30, 2023 and year ended June 30, 2023 are summarized as follows:

Balance, June 30, 2022	$3,221
Effect of change in fair value	93
Balance, June 30, 2023	3,314
Effect of change in fair value	81
Balance, September 30, 2023	$3,395